Filed with the U.S. Securities and Exchange Commission on December 2, 2021

1933 Act Registration File No. 333-187194

1940 Act File No. 811-22811

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56	☒

BRIDGE BUILDER TRUST

(Exact Name of Registrant as Specified in Charter)

12555 Manchester Road

St. Louis, MO 63131

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (314) 515-2000

Evan Posner, Secretary

Bridge Builder Trust

12555 Manchester Road

St. Louis, MO 63131

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 30, 2021, pursuant to paragraph (b)(1)(iii)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 54 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate December 30, 2021 as the new effective date for Post-Effective Amendment No. 48, which was filed with the Securities and Exchange Commission (the “SEC”) on July 15, 2021 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001193125-21-216084) for the purpose of introducing the Bridge Builder Transition Fund II and Bridge Builder Transition Fund III (the “Funds”), each a series of Bridge Builder Trust. The effectiveness of Post-Effective Amendment No. 48 was previously delayed pursuant to (i)  Post-Effective Amendment No. 49, which was filed with the SEC on September 27, 2021 (Accession No. 0001193125-21-283087); (ii) Post-Effective Amendment No. 51, which was filed with the SEC on October  27, 2021 (Accession No. 0001193125-21-309490) and (iii) Post-Effective Amendment No. 53, which was filed with the SEC on November 10, 2021 (Accession No. 0001193125-21-325527).

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of Post-Effective Amendment No. 48.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of Post-Effective Amendment No. 48.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 48.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of St. Louis and State of Missouri, on the 2nd day of December, 2021.

BRIDGE BUILDER TRUST

By:	/s/ William Fiala*
William Fiala, Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 54 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jean Carter*	Trustee	December 2, 2021
Jean Carter

/s/ William Fiala*	Trustee	December 2, 2021
William Fiala

/s/ Michelle Keeley*	Trustee	December 2, 2021
Michelle Keeley

/s/ Merry Mosbacher*	Trustee	December 2, 2021
Merry Mosbacher

/s/ John Tesoro*	Trustee	December 2, 2021
John Tesoro

/s/ Julius A. Drelick III	President	December 2, 2021
Julius A. Drelick III

/s/ Aaron Masek	Treasurer and Principal Financial Officer	December 2, 2021
Aaron Masek

*By:	/s/ Evan S. Posner
Evan S. Posner

*	Attorney-in-fact pursuant to Powers of Attorney dated September 8, 2021.